Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard International Growth FundSupplement Dated November 12, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020Prospectus and Summary Prospectus Text ChangesThe following is added as a new bullet point under the heading “Principal Risks” in the Fund Summary section:• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting and recordkeeping systems; and greater political, social, and economic instability than developed markets.Prospectus Text ChangesThe following is added under the heading “Market Exposure” in the More on the Fund section:The Fund is subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting and recordkeeping systems; and greater political, social, and economic instability than developed markets. Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 081A 112021
Vanguard International Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard International Growth FundSupplement Dated November 12, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020Prospectus and Summary Prospectus Text ChangesThe following is added as a new bullet point under the heading “Principal Risks” in the Fund Summary section:• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting and recordkeeping systems; and greater political, social, and economic instability than developed markets.Prospectus Text ChangesThe following is added under the heading “Market Exposure” in the More on the Fund section:The Fund is subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting and recordkeeping systems; and greater political, social, and economic instability than developed markets. Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 081A 112021